Convertible Loan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Apr. 17, 2018
Convertible Loan (Textual)
Convertible loan interest rate		10.93%
Cure Pharmaceutical Holding Corp. [Member] | Convertible Loan Agreement [Member]
Convertible Loan (Textual)
Convertible loan amount	$ 46		$ 500
Convertible loan interest rate			9.00%
Annually interest rate	9.00%